Consolidation of subsidiaries (Details 1) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		12 Months Ended
	May 02, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 29, 2018	Dec. 31, 2014
Consolidation of subsidiaries
Assets		R$ 7,795,292		R$ 4,235,757	R$ 2,370,403
Liabilities		3,318,570		3,365,366
Total equity		4,476,722	R$ 687,486	870,391	626,862	R$ 461,877		R$ 426,563
Net income (loss) for the period		148,456	R$ 60,624	478,794	127,779	R$ 35,490
PagSeguro Brazil
Consolidation of subsidiaries
Assets		12,158,276		7,553,504
Liabilities		7,848,351		6,686,516
Total equity		4,309,925		866,988
Net income (loss) for the period		R$ 57,768		R$ 478,781
Ownership - %		99.99%		99.99%
Level		Direct		Direct
Net+Phone
Consolidation of subsidiaries
Assets		R$ 1,101,314		R$ 1,018,218
Liabilities		1,066,680		974,260
Total equity		34,634		43,958	44,317
Net income (loss) for the period		R$ (9,323)		R$ (8,441)
Ownership - %		99.99%		99.99%
Level		Indirect		Indirect
Boa Compra
Consolidation of subsidiaries
Assets		R$ 700,068		R$ 629,246
Liabilities		679,402		609,284
Total equity		20,666		19,962	R$ 12,034
Net income (loss) for the period		R$ 705		R$ 5,715
Ownership - %		99.99%		99.99%
Level		Indirect		Indirect
BCPS
Consolidation of subsidiaries
Assets		R$ 1,559		R$ 1,236
Liabilities		291		251
Total equity		1,268		985
Net income (loss) for the period		R$ 319		R$ 429
Ownership - %		99.50%		99.50%
Level		Indirect		Indirect
R2TECH
Consolidation of subsidiaries
Assets		R$ 3,188		R$ 2,460
Liabilities		858		894
Total equity		2,330		1,566
Net income (loss) for the period		R$ 764		R$ 1,307
Ownership - %	51.00%	51.00%		51.00%
Level		Indirect		Indirect
BIVA
Consolidation of subsidiaries
Assets		R$ 2,464		R$ 2,482
Liabilities		2,217		1,730
Total equity		(247)		752
Net income (loss) for the period		R$ (1,174)		R$ (1,569)
Ownership - %		74.93%		59.31%
Level		Indirect		Indirect
FIDC
Consolidation of subsidiaries
Assets		R$ 259,710		R$ 182,163
Liabilities		71,357		404
Total equity		188,353		181,759			R$ 20,000
Net income (loss) for the period		R$ 6,657		R$ 1,758
Ownership - %		90.00%		100.00%
Level		Indirect		Indirect